PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Tangible Asset Impairment Charges	$ 425
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	273	368	273
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 0	$ 231	$ 259